Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - shares	Jun. 30, 2023	Jun. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares Authorized	35,000,000	35,000,000
Ordinary Shares issued	10,326,374	8,826,374
Ordinary shares outstanding	10,326,374	8,826,374
Class A Ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares Authorized	30,000,000	30,000,000
Ordinary Shares issued	6,496,874	4,996,874
Ordinary shares outstanding	6,496,874	4,996,874
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares Authorized	5,000,000	5,000,000
Ordinary Shares issued	3,829,500	3,829,500
Ordinary shares outstanding	3,829,500	3,829,500